WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 121.0%
COMMUNICATION SERVICES - 19.4%
Diversified Telecommunication Services - 2.9%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	4,460,000	$4,081,502	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,240,000	1,317,630	(a)(b)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	2,530,000	2,678,777	(a)(b)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	320,000	303,731	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	2,660,000	2,624,742
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	410,000	423,632	(a)(b)

Total Diversified Telecommunication Services				11,430,014

Entertainment - 0.9%
Netflix Inc., Senior Notes	5.875%	11/15/28	1,545,000	1,792,463	(b)
Netflix Inc., Senior Notes	6.375%	5/15/29	1,305,000	1,559,749	(b)

Total Entertainment				3,352,212

Media - 12.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	4,850,000	4,977,797	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	6,010,000	6,090,895	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	5,105,000	4,985,747	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,190,000	2,114,051
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,380,000	1,432,343	(a)
Directv Financing LLC/Directv Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,780,000	1,790,858	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,780,000	5,830,344	(b)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	11,459,000	11,811,994	(b)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,180,000	1,031,220
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	2,370,000	2,272,344	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	2,490,000	2,647,854	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	2,505,000	2,547,785	(a)(b)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	500,000	510,300	(a)

Total Media				48,043,532

Wireless Telecommunication Services - 3.3%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	610,000	636,261	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,620,266	(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	1

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - (continued)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000		$7,230,116	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	110,000		118,931	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,620,000		1,629,987	(c)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	700,000		704,316	(a)(b)

Total Wireless Telecommunication Services					12,939,877

TOTAL COMMUNICATION SERVICES					75,765,635

CONSUMER DISCRETIONARY - 21.8%
Auto Components - 3.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	2,143,000		2,160,615	(a)(b)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	2,410,000		2,556,456	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	4,271,000		4,405,622	(b)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,530,000		1,416,933
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	2,740,000		2,852,135	(a)(b)

Total Auto Components					13,391,761

Automobiles - 1.9%
Ford Motor Co., Senior Notes	9.000%	4/22/25	2,980,000		3,526,102
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	1,300,000		1,318,957
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,900,000		1,812,030
General Motors Co., Senior Notes	6.125%	10/1/25	460,000		518,860

Total Automobiles					7,175,949

Diversified Consumer Services - 1.9%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,130,000		1,103,343	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000		2,461,842	(b)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	3,650,000		3,738,969	(a)

Total Diversified Consumer Services					7,304,154

Hotels, Restaurants & Leisure - 12.8%
Carnival Corp., Senior Notes	7.625%	3/1/26	780,000		797,012	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	2,080,000		1,999,962	(a)(b)
Carnival Corp., Senior Notes	6.000%	5/1/29	3,230,000		3,111,637	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	2,000,000	EUR	1,682,366
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	2,770,000		2,385,593	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,000,000		1,026,475	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,480,000		1,544,743	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	2,066,000		2,408,605	(a)

See Notes to Schedule of Investments.

2	Western Asset High Income Fund II Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	1,898,000		$2,151,801	(a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	1,810,000		1,767,646	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,890,000		1,838,299	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,205,000	GBP	2,826,630	(c)
Saga PLC, Senior Notes	5.500%	7/15/26	700,000	GBP	914,444	(c)
Sands China Ltd., Senior Notes	2.850%	3/8/29	1,000,000		903,170	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,900,000		1,702,352	(a)
TUI Cruises GmbH, Senior Notes	6.500%	5/15/26	350,000	EUR	389,794	(c)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	3,300,000		3,019,747	(a)(b)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,060,000		1,975,056	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,490,000		1,449,368	(a)(b)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	3,730,000	GBP	4,947,500	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	2,100,000		1,997,310	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	500,000		470,005	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	1,640,000		1,520,723	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,240,000		2,052,792	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	700,000		634,508	(a)
Wynn Resorts Finance LLC/Wynn
Resorts Capital Corp., Senior Notes	7.750%	4/15/25	3,440,000		3,586,080	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	780,000		818,091	(a)

Total Hotels, Restaurants & Leisure					49,921,709

Internet & Direct Marketing Retail - 0.5%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,000,000		1,804,470

Specialty Retail - 1.2%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	1,570,000		1,439,204	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	570,000		550,332	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	1,190,000		1,198,925	(a)(b)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,460,000		1,484,181	(b)

Total Specialty Retail					4,672,642

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	450,000		466,924	(a)(b)

TOTAL CONSUMER DISCRETIONARY					84,737,609

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	3

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 2.4%
Food Products - 2.0%
Kraft Heinz Foods Co., Senior Notes	4.625%	1/30/29	3,500,000	$3,772,186	(b)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	670,000	765,400
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	160,000	182,543	(b)
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	700,000	741,236
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,245,000	2,346,491	(a)(b)

Total Food Products				7,807,856

Household Products - 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,330,000	1,358,535	(b)

Tobacco - 0.1%
Vector Group Ltd., Senior Notes	10.500%	11/1/26	270,000	277,190	(a)

TOTAL CONSUMER STAPLES				9,443,581

ENERGY - 27.2%
Energy Equipment & Services - 0.3%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,373,000	1,326,441	(a)

Oil, Gas & Consumable Fuels - 26.9%
Apache Corp., Senior Notes	5.100%	9/1/40	1,800,000	1,890,873
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	190,000	198,905	(a)(b)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	330,000	338,821	(b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	240,000	253,614	(b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,320,000	1,391,366	(b)
Ecopetrol SA, Senior Notes	6.875%	4/29/30	1,270,000	1,363,701
Ecopetrol SA, Senior Notes	4.625%	11/2/31	3,140,000	2,898,346
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,500,000	2,207,587	(b)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	510,000	522,908	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	3,571,000	3,387,986	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	2,720,000	2,736,184	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	3,310,000	3,374,131	(d)(e)

See Notes to Schedule of Investments.

4	Western Asset High Income Fund II Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	770,000	$806,656	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,750,000	1,765,750	(b)
EQT Corp., Senior Notes	7.500%	2/1/30	2,320,000	2,767,725
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,000,000	1,027,345	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,645,586	(b)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	118,000	119,776	(a)(b)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,579,850	(a)(b)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	2,320,000	2,386,329	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,000,000	1,091,005
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,640,000	1,644,100
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	1,190,000	1,273,806	(b)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	980,000	1,047,517
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,541,364	(b)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	7,580,000	8,009,824	(f)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	6,620,000	6,928,691	(b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,000,000	982,530	(a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,970,000	3,330,671	(b)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,009,000	1,029,705
Range Resources Corp., Senior Notes	9.250%	2/1/26	8,231,000	8,802,067	(b)
Range Resources Corp., Senior Notes	8.250%	1/15/29	710,000	785,480
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,430,000	1,517,831	(a)(b)
Summit Midstream Holdings LLC/ Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	910,000	933,678	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	300,000	309,518	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,150,000	1,222,099	(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	5

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	270,000	$295,623	(b)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,860,000	1,685,002	(a)(b)
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	2,690,000	2,807,714	(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,540,000	1,703,948	(b)
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	10,952,000	12,035,481	(b)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	1,040,000	1,058,657	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,280,000	1,351,954	(b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	1,030,191	(b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	4,835,138	(b)
YPF SA, Senior Notes	8.500%	7/28/25	3,270,000	2,501,550	(a)(b)
YPF SA, Senior Notes	6.950%	7/21/27	570,000	374,690	(a)

Total Oil, Gas & Consumable Fuels				104,793,273

TOTAL ENERGY				106,119,714

FINANCIALS - 17.5%
Banks - 11.2%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	2,550,000	2,750,685	(b)(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,150,000	1,256,053	(b)(d)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	4,080,000	4,107,968	(a)(e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,820,000	2,036,571	(a)(b)(d)(e)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	750,000	793,125	(b)(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	5,400,000	5,573,070	(b)(d)(e)

See Notes to Schedule of Investments.

6	Western Asset High Income Fund II Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000		$2,910,659	(a)(b)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,610,000		1,732,690	(b)(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000		2,271,458	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,250,000		4,586,564	(a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	2,410,000		2,559,119	(b)(d)(e)
NatWest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	3,530,000		5,093,966	(b)(d)(e)
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.820%)	7.375%	6/24/22	1,640,000	GBP	2,244,338	(c)(d)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,530,000		2,504,295	(a)(b)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,840,000		3,264,454	(a)(b)(e)

Total Banks					43,685,015

Capital Markets - 2.7%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	4,820,000		5,152,098	(a)(b)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	5,170,000		5,467,663	(a)(b)(d)(e)

Total Capital Markets					10,619,761

Consumer Finance - 0.9%
Navient Corp., Senior Notes	5.875%	10/25/24	1,170,000		1,215,337	(b)
Navient Corp., Senior Notes	6.750%	6/15/26	1,990,000		2,106,266	(b)

Total Consumer Finance					3,321,603

Diversified Financial Services - 2.3%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	6,070,686		5,704,927	(a)(b)(g)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	7

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
Huarong Finance 2017 Co. Ltd., Senior Notes (3 mo. USD LIBOR + 1.325%)	1.539%	7/3/23	880,000		$858,000	(c)(e)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	1,220,000		1,205,970	(c)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	690,000		674,475	(c)
Huarong Finance II Co. Ltd., Senior Notes	4.875%	11/22/26	450,000		457,313	(c)

Total Diversified Financial Services					8,900,685

Insurance - 0.4%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000		1,468,500	(a)(b)

TOTAL FINANCIALS					67,995,564

HEALTH CARE - 9.7%
Health Care Providers & Services - 2.4%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,900,000		1,980,522	(a)(b)
HCA Inc., Senior Notes	5.625%	9/1/28	600,000		669,729	(b)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000		2,843,789	(b)
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	1,140,000		1,181,097	(a)
ModivCare Escrow Issuer Inc., Senior
Notes	5.000%	10/1/29	910,000		882,959	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,000,000		1,024,255	(a)(b)
Tenet Healthcare Corp., Senior Secured
Notes	7.500%	4/1/25	610,000		636,140	(a)

Total Health Care Providers & Services					9,218,491

Health Care Technology - 0.3%
Minerva Merger Sub Inc., Senior Notes	6.500%	2/15/30	1,050,000		1,049,081	(a)(h)

Pharmaceuticals - 7.0%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	4,660,000		4,718,832	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,696,000		3,769,458	(a)(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	500,000		523,020	(a)(b)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	1,020,000		1,025,534	(a)(h)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	940,000	GBP	1,219,787	(a)
Endo Luxembourg Finance Co. I Sarl/ Endo US Inc., Senior Secured Notes	6.125%	4/1/29	1,450,000		1,380,001	(a)

See Notes to Schedule of Investments.

8	Western Asset High Income Fund II Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	9,888,000	$9,873,662	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	3,850,000	3,777,928	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,160,000	1,183,200	(b)

Total Pharmaceuticals				27,471,422

TOTAL HEALTH CARE				37,738,994

INDUSTRIALS - 11.8%
Aerospace & Defense - 0.9%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	3,220,000	3,368,555	(a)

Airlines - 8.5%
American Airlines Inc./AAdvantage
Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,510,000	1,548,445	(a)
Continental Airlines Pass-Through Trust	5.983%	4/19/22	751,028	757,163	(b)
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	3,000,000	3,001,244	(b)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	5,160,000	5,211,515
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,070,000	1,057,455	(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	880,000	1,002,902	(b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	7,670,000	8,599,053	(a)(b)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	3,190,000	3,394,718	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	4,037,998	4,380,037	(a)(b)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	3,165,000	3,203,502	(b)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	980,000	995,954

Total Airlines				33,151,988

Building Products - 0.7%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,580,000	2,603,142	(a)(b)

Commercial Services & Supplies - 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	490,000	464,331	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	2,500,000	2,616,113
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,140,000	1,023,532

Total Commercial Services & Supplies				4,103,976

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	9

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Machinery - 0.3%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	970,000	$1,022,113	(b)

Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,210,000	1,150,680	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	606,000	627,513

Total Trading Companies & Distributors				1,778,193

TOTAL INDUSTRIALS				46,027,967

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 1.0%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,001,000	3,920,980	(a)(b)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	68,000	66,348	(a)(b)

Total Communications Equipment				3,987,328

Technology Hardware, Storage & Peripherals - 0.8%
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,700,000	1,752,513	(b)
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	850,000	886,830	(b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	495,000	518,250

Total Technology Hardware, Storage & Peripherals				3,157,593

TOTAL INFORMATION TECHNOLOGY				7,144,921

MATERIALS - 6.5%
Chemicals - 1.0%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	700,000	843,871	(b)(c)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000	1,165,265	(a)(b)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	2,000,000	1,958,730

Total Chemicals				3,967,866

Containers & Packaging - 1.3%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,790,000	2,823,340	(a)(b)(g)
Pactiv LLC, Senior Notes	7.950%	12/15/25	920,000	991,213	(b)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	1,230,000	1,270,215	(a)

Total Containers & Packaging				5,084,768

Metals & Mining - 4.2%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,200,000	4,086,850	(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	2,190,000	2,200,977	(a)

See Notes to Schedule of Investments.

10	Western Asset High Income Fund II Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	910,000	$923,477	(b)
Freeport-McMoRan Inc., Senior Notes	4.250%	3/1/30	750,000	765,000
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,870,000	4,557,351	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000	3,775,510	(b)

Total Metals & Mining				16,309,165

TOTAL MATERIALS				25,361,799

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	860,000	913,522	(b)

Real Estate Management & Development - 0.5%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	630,000	114,975	*(c)(i)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	1,000,000	187,500	*(c)(i)
China SCE Group Holdings Ltd., Senior Secured Notes	6.000%	2/4/26	870,000	612,262	(c)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	700,000	644,700	(c)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	500,000	113,750	(c)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	500,000	112,000	(c)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	1,100,000	246,400	(c)

Total Real Estate Management & Development				2,031,587

TOTAL REAL ESTATE				2,945,109

UTILITIES - 2.1%
Electric Utilities - 0.3%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	1,170,000	998,999	(a)

Gas Utilities - 1.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	4,650,000	4,783,176	(b)

Independent Power and Renewable Electricity Producers - 0.6%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	2,380,000	2,345,371	(a)(b)

TOTAL UTILITIES				8,127,546

TOTAL CORPORATE BONDS & NOTES (Cost - $421,750,358)				471,408,439

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	11

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 8.7%
Argentina - 1.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	558,141		$198,196
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	3,601,974		1,544,382	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	1,300,000		936,013	(c)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	300,000		216,003	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	3,070,000		1,929,802	(a)

Total Argentina					4,824,396

Bahamas - 0.6%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	1,030,000		962,741	(a)
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	850,000		695,946	(a)
Bahamas Government International Bond, Senior Notes	8.950%	10/15/32	670,000		587,088	(a)

Total Bahamas					2,245,775

Brazil - 0.0%††
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	567,000	BRL	102,316

Costa Rica - 0.1%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	460,000		434,015	(a)

Ecuador - 0.4%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	2,077,000		1,228,130	(a)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/22 then 5.500%)	5.000%	7/31/30	598,000		520,260	(a)

Total Ecuador					1,748,390

Egypt - 0.5%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	2,230,000		2,154,416	(a)

See Notes to Schedule of Investments.

12	Western Asset High Income Fund II Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 0.2%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	1,080,000		$847,595	(a)

Guatemala - 0.3%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	970,000		1,001,292	(a)

Indonesia - 0.5%
Indonesia Treasury Bond	6.500%	2/15/31	29,188,000,000	IDR	2,033,540

Ivory Coast - 0.1%
Ivory Coast Government International Bond, Senior Notes, Step bond	5.750%	12/31/32	328,473		328,420	(a)

Mexico - 1.9%
Mexican Bonos, Senior Notes	7.750%	11/13/42	156,870,000	MXN	7,423,112

Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	1,130,000		1,103,163	(c)

Oman - 0.4%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,500,000		1,565,109	(a)

Panama - 0.2%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	690,000		633,503

Russia - 1.2%
Russian Federal Bond - OFZ	6.900%	5/23/29	416,820,000	RUB	4,716,729

Turkey - 0.6%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	2,400,000		2,181,432

Ukraine - 0.2%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	800,000		678,896	(a)

TOTAL SOVEREIGN BONDS (Cost - $34,621,834)					34,022,099

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.4%
U.S. Government Obligations - 6.4%
U.S. Treasury Notes	1.875%	8/31/22	3,400,000		3,426,262	(f)
U.S. Treasury Notes	1.625%	5/31/23	1,000,000		1,009,141	(f)
U.S. Treasury Notes	2.750%	8/31/23	4,000,000		4,105,625	(f)
U.S. Treasury Notes	2.125%	3/31/24	3,000,000		3,057,656	(f)
U.S. Treasury Notes	2.000%	6/30/24	3,000,000		3,052,266	(f)
U.S. Treasury Notes	0.375%	1/31/26	1,200,000		1,145,766
U.S. Treasury Notes	0.500%	2/28/26	1,750,000		1,677,197
U.S. Treasury Notes	0.750%	3/31/26	3,500,000		3,385,840	(f)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	13

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	0.750%	4/30/26	1,500,000	$1,449,726
U.S. Treasury Notes	0.500%	5/31/27	1,500,000	1,412,871
U.S. Treasury Notes	1.250%	8/15/31	1,000,000	954,453

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $24,550,710)				24,676,803

SENIOR LOANS - 2.7%
COMMUNICATION SERVICES - 1.8%
Media - 1.8%
DIRECTV Financing LLC, Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	8/2/27	6,862,050	6,880,303	(e)(j)(k)

INDUSTRIALS - 0.9%
Airlines - 0.9%
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	500,000	528,625	(e)(j)(k)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	3,041,987	3,050,429	(e)(j)(k)

TOTAL INDUSTRIALS				3,579,054

TOTAL SENIOR LOANS (Cost - $10,340,336)				10,459,357

CONVERTIBLE BONDS & NOTES - 1.6%
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
DISH Network Corp., Senior Notes	3.375%	8/15/26	4,475,000	4,176,470

INDUSTRIALS - 0.5%
Airlines - 0.5%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	2,420,000	2,136,997

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $6,027,479)				6,313,467

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Targa Resources Corp., Non Voting Shares (Cost - $1,512,000)	9.500%		1,440	1,556,070

See Notes to Schedule of Investments.

14	Western Asset High Income Fund II Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $23,550)		5/28/28	24,596	$10,178	*

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $4,365,221)			533,873,172	0	*(l)(m)(n)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $503,191,488)				548,446,413

	RATE
SHORT-TERM INVESTMENTS - 2.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $10,658,013)	0.010%		10,658,013	10,658,013	(o)

TOTAL INVESTMENTS - 143.5% (Cost - $513,849,501)				559,104,426
Liabilities in Excess of Other Assets - (43.5)%				(169,493,920)

TOTAL NET ASSETS - 100.0%				$389,610,506

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	15

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)	The coupon payment on this security is currently in default as of January 31, 2022.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)	Value is less than $1.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $10,658,013 and the cost was $10,658,013 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

16	Western Asset High Income Fund II Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

At January 31, 2022, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	0.140%	11/26/2021	2/24/2022	$18,303,250	U.S. Government & Agency Obligations	$18,149,481
Goldman Sachs	0.500%	10/15/2021	TBD***	6,834,307	Corporate Bonds & Notes	8,227,749
Group Inc.					Cash	148,181

				$25,137,557		$26,525,411

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of January 31, 2022.

At January 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 2,560,481	USD	2,897,853	Citibank N.A.	4/19/22	$(15,729)
USD 8,872,409	GBP	6,543,784	Goldman Sachs Group Inc.	4/19/22	75,417
CAD 12,453	USD	9,785	Morgan Stanley & Co. Inc.	4/19/22	10

Total					$59,698

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$471,408,439	—		$471,408,439
Sovereign Bonds	—	34,022,099	—		34,022,099
U.S. Government & Agency
Obligations	—	24,676,803	—		24,676,803
Senior Loans	—	10,459,357	—		10,459,357
Convertible Bonds & Notes	—	6,313,467	—		6,313,467
Convertible Preferred Stocks	—	1,556,070	—		1,556,070
Warrants	—	10,178	—		10,178
Common Stocks	—	—	$0	*	0	*

Total Long-Term Investments	—	548,446,413	—		548,446,413

Short-Term Investments†	$10,658,013	—	—		10,658,013

Total Investments	$10,658,013	$548,446,413	$0	*	$559,104,426

Other Financial Instruments:
Forward Foreign Currency
Contracts††	—	$75,427	—		$75,427

Total	$10,658,013	$548,521,840	—		$559,179,853

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency
Contracts††	—	$15,729	—		$15,729

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

20

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate
	Value at
	April 30,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$116,152,364	116,152,364	$105,494,351	105,494,351

(cont’d)	Realized Gain (Loss)	Dividend Income		Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$613		—	$10,658,013

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